Warrants Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Warrants Liabilities [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model	These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of September 30, 2024 and March 31, 2024 using the following assumptions:
	September 30, 2024	March 31, 2024
Representative’s Warrants liability
Stock price	$5.80	$2.50
Exercise price	$48.00	$48.00
Expected term (years)	2.28	2.79
Risk-free interest rate	3.58%	4.21%
Expected volatility	51.72%	57.63%
These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of September 30, 2024 and March 31, 2024 using the following assumptions:
	September 30, 2024	March 31, 2024
Investors’ Warrants liability
Stock price	$5.80	$2.50
Exercise price	$6.70	$6.70
Expected term (years)	4.83	5.33
Risk-free interest rate	3.58%	4.21%
Expected volatility	57.35%	56.91%